Long-term investments - CWI Income and Received Dividends (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investment income from CWI	$ 24,047	$ 26,741
Dividends received	20,758	25,045
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Investment income from CWI	23,774	26,586
Dividends received	$ 20,758	$ 25,045